Financial assets and liabilities - Risk Management Strategy and Loss before income taxes (Details) - Foreign currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reasonably possible increase in interest rates
Reasonably possible increase in interest rates	5.00%
Loss before income taxes	$ 2,623	$ 3,406
Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(3,180)	(3,382)
Other Liabilities
Reasonably possible increase in interest rates
Financial liabilities		(99)
Lease Liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,377)	(1,676)
Cash
Reasonably possible increase in interest rates
Financial assets	67,152	83,913
Trade and Other receivables
Reasonably possible increase in interest rates
Financial assets	5,034	7,431
US dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(372)	(734)
US dollars | Cash
Reasonably possible increase in interest rates
Financial assets	47,765	61,644
US dollars | Trade and Other receivables
Reasonably possible increase in interest rates
Financial assets	4,310	5,002
Euro | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,030)	(1,700)
Euro | Other Liabilities
Reasonably possible increase in interest rates
Financial liabilities		(99)
Euro | Lease Liabilities
Reasonably possible increase in interest rates
Financial liabilities		(95)
Euro | Cash
Reasonably possible increase in interest rates
Financial assets	1,349	1,899
Euro | Trade and Other receivables
Reasonably possible increase in interest rates
Financial assets	421	2,197
Canadian dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,759)	(948)
Canadian dollars | Lease Liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,368)	(1,581)
Canadian dollars | Cash
Reasonably possible increase in interest rates
Financial assets	17,984	20,370
Canadian dollars | Trade and Other receivables
Reasonably possible increase in interest rates
Financial assets	303	$ 232
Chinese renminbi | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(19)
Chinese renminbi | Lease Liabilities
Reasonably possible increase in interest rates
Financial liabilities	(9)
Chinese renminbi | Cash
Reasonably possible increase in interest rates
Financial assets	$ 54